BORROWINGS - Long term narrative and interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense
Interest capitalized - project assets	$ 27,676	$ 26,439	$ 17,316
Interest capitalized - solar power systems, net	33,097	18,666	0
Interest capitalized - property, plant, and equipment	963
Interest expense	114,099	74,266	58,153
Total interest incurred	$ 175,835	$ 119,371	$ 75,469
Short-term borrowings
BORROWINGS
Floating interest rate (as a percent)	3.80%	5.30%
Long-term borrowings
BORROWINGS
Floating interest rate (as a percent)	6.70%	4.10%